LEASES - Maturity analysis of leases liabilities (Details) $ in Thousands	Feb. 28, 2026 USD ($)
Lessee, Operating Lease, Liability, Payment, Due
February 2027	$ 129,168
February 2028	110,073
February 2029	84,835
February 2030	49,554
February 2031	21,262
Thereafter	100,158
Total future lease payments	495,050
Less: Imputed interest	(107,574)
Present value of operating lease liabilities	387,476
Lease not yet commenced , contracts value	$ 26,516